Cover	12 Months Ended
Jun. 30, 2026 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 20-F/A to the Annual Report on Form 20-F of Click Holdings Limited (the “Company”) for the year ended June 30, 2026 filed with the U.S. Securities and Exchange Commission on October 22, 2026 (the “Original 20-F”) is being filed solely for the purpose of filing Exhibit 97.1. Except as specifically provided above, this Amendment No. 1 to the Annual Report on Form 20-F does not amend, update or restate any other items or sections of the Original 20-F and does not reflect events occurring after the filing of the Original 20-F on October 22, 2026. The filing of this Amendment No. 1 should not be understood to mean that any other statements contained in the Original 20-F are true and complete as of any date subsequent to the date of the Original 20-F.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2026
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--06-30
Entity File Number	001-42308
Entity Registrant Name	Click Holdings Limited
Entity Central Index Key	0002020027
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Unit 1709-11, 17/F
Entity Address, Address Line Two	Tower 2, The Gateway
Entity Address, Address Line Three	Harbour City
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
Title of 12(b) Security	Class A Ordinary Share, no par value each
Trading Symbol	CLIK
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Common Class A [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	7,435,986
Common Class B [Member]
Entity Addresses [Line Items]
Entity Common Stock, Shares Outstanding	1,127,047
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 1709-11, 17/F
Entity Address, Address Line Two	Tower 2, The Gateway
Entity Address, Address Line Three	Harbour City
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	000000
City Area Code	+852
Local Phone Number	2691 8200
Contact Personnel Name	Chan Chun Sing
Contact Personnel Email Address	ir@clicksc.com.hk